Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 0
Deferred Revenue				$ 13,359,827	$ 6,010,874	$ 3,439,418
Revenue Recognition, Expected Timing of Satisfaction Period	1 year
Advertising Costs	$ 26,699,326	$ 12,383,514	$ 7,541,366
Employer Discretionary Contribution Amount	3,782,043	1,008,337	$ 876,074
Unrecognized Tax Benefits	0	0
Operating lease right-of-use assets	857,474			1,745,150
Operating lease liabilities	668,330
Asset impairment charges	$ 0
ASC 842 [Member]
Significant Of Accounting Policies [Line Items]
Operating lease right-of-use assets				1,745,150
Operating lease liabilities				$ 1,314,725
UAE
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%
Statutory reserve appropriation amount	$ 137,023	137,023
UAE | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%
UAE | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	5.00%
CN
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%
Statutory reserve appropriation amount	$ 920,830	$ 424,682
CN | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%
CN | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	6.00%